Consolidated Statements of Operations - Additional information on the nature of expenses incurred in continuing operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Operations
Depreciation, amortization and depletion	$ 8,287	$ 5,712	$ 6,732
Employee benefits expenses	$ 13,727	$ 18,403	$ 21,016